Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 188,854,414	$ 166,849,835	$ 169,979,792
Payroll taxes	47,630,616	41,170,900	39,220,338
Compensations and bonuses to employees	33,353,002	25,271,715	23,703,343
Employee services	8,671,106	8,479,122	6,589,954
Employee expense	$ 278,509,138	$ 241,771,572	$ 239,493,427